Commitments and contingencies - Future Aggregate Minimum Lease Payments Under Non-cancellable Operating Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-cancellable operating leases [line items]
Future aggregate minimum lease payments under non-cancellable operating leases	$ 49,063	$ 53,724
Less than one year [member]
Non-cancellable operating leases [line items]
Future aggregate minimum lease payments under non-cancellable operating leases	20,317	13,805
1 to 5 years [member]
Non-cancellable operating leases [line items]
Future aggregate minimum lease payments under non-cancellable operating leases	25,621	35,820
More than 5 years [member]
Non-cancellable operating leases [line items]
Future aggregate minimum lease payments under non-cancellable operating leases	$ 3,125	$ 4,099